Financial instruments - additional disclosures (Details 4) - Recurring fair value measurement [member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 50	$ 50
Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	50	50
Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	106	355
Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	106	355
Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,680	2,175
Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	210	190
Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	799	1,432
Financial investments and long-term loans [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	671	553
Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	109	101
Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	120	65
Fund investments and equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	42	125
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	50	50
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	50	50
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	208	803
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	15	7
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	193	796
Level 1 of fair value hierarchy [member] | Fund investments and equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	24	94
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	106	355
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	106	355
Level 2 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	7	20
Level 2 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	7	20
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,465	1,352
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	195	183
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	599	616
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	671	553
Level 3 of fair value hierarchy [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	109	101
Level 3 of fair value hierarchy [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	120	65
Level 3 of fair value hierarchy [member] | Fund investments and equity securities current [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 18	$ 31